LEASES (Tables)	12 Months Ended
Dec. 31, 2022
LEASES
Schedule of operating lease related assets and liabilities

	As of December 31,
	2022	2021
	US$	US$
Right-of-use assets	873,878	—
Impairment of right-of-use assets	—	—
Right-of-use assets, net	873,878	—

Operating lease liabilities - current	269,675	—
Operating lease liabilities – non-current	634,457	—
Total operating lease liabilities	904,132	—

Schedule of components of office lease expense

For the year ended December 31,
2022
US$
Operating lease cost	60,578
Variable lease cost	—
Operating lease expense	60,578
Short-term lease rent expense	31,301
Total lease expense	91,879

Summary of maturity of operating lease liabilities

The following table summarizes the maturity of operating lease liabilities as of December 31, 2022:

US$
2023	309,945
2024	375,940
2025	288,594
Total	974,479
Less: imputed interest	(70,347)
Present value of lease liabilities	904,132